PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2021
Property Plant And Equipment [Abstract]
Summary of property and equipment, net

Property and equipment, net consist of the following:

	As of September 30,
	2020	2021
Cost:
Buildings	40,167	40,167
Leasehold improvements	230,473	-
Furniture, fixtures and equipment used in apartments	108,914	-
Vehicle	3,043	3,043
Office furniture, fixtures and equipment	20,504	20,456
	403,101	63,666
Construction in progress	73,054	—
Less: Accumulated depreciation	(118,133)	(24,726)
	358,022	38,940

Summary of Disposed Property and Equipment	On the disposal date, the disposed property and equipment were comprised of the following.
	As of September 30,
	2020	2021
Cost:
Leasehold improvements	620,354	45,548
Furniture, fixtures and equipment used in apartments	253,205	22,830
Office furniture, fixtures and equipment	500	50
	874,059	68,428
Less: Accumulated depreciation	(419,835)	(42,012)
	454,224	26,416